Equity Incentive Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		10 Months Ended
	Apr. 11, 2022	Jun. 30, 2022	Jun. 30, 2021	Oct. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		810,000
Number of shares vested during the period		56,625
Fair value on grant date		$ 25.69
Stock based compensation cost		$ 11,480	$ 2,571
Share-Based Payment Arrangement, Expense		$ 3,370
Award percentage		5.00%
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 22,060
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		10 months 6 days
Dividend, Share-Based Payment Arrangement, Cash		$ 2,467
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance	810,000
Number of shares granted	810,000
Fair value on grant date	$ 25.69
2022 Plan [Member] | Vest In October 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested during the period				528,745
2022 Plan [Member] | Vest In April 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest	193,405
2022 Plan [Member] | Vest In April 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest	87,850